SEGMENT AND GEOGRAPHIC INFORMATION (Revenue by Major Product Category) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Total Revenues	$ 220,769	$ 213,246	$ 205,547	$ 196,652	$ 214,432	$ 210,084	$ 210,170	$ 196,185	$ 836,214	$ 830,871	$ 780,078
Orthopedics
Revenue from External Customer [Line Items]
Total Revenues									370,359	364,714	324,535
Neurosurgery
Revenue from External Customer [Line Items]
Total Revenues									278,672	277,527	272,538
Instruments
Revenue from External Customer [Line Items]
Total Revenues									$ 187,183	$ 188,630	$ 183,005